UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-8797
                                   811-9049

Name of Fund: Merrill Lynch Small Cap Growth Fund of Mercury Funds, Inc.
              Merrill Lynch Master Small Cap Growth Portfolio of
              Mercury Master Trust

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch Small Cap Growth Fund of Mercury Funds, Inc. and Merrill Lynch Master Small Cap Growth Portfolio of Mercury Master Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
       P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31/2006

Date of reporting period: 12/01/05 - 02/28/06

Item 1 - Schedule of Investments


Merrill Lynch Small Cap Growth Fund

Schedule of Investments as of February 28, 2006
                                   Beneficial
                                     Interest   Mutual Funds                                                             Value
                               $  317,327,299   Merrill Lynch Master Small Cap Growth Portfolio                   $   454,661,358

                                                Total Mutual Funds (Cost - $343,986,528) - 100.1%                     454,661,358

                                                Total Investments (Cost - $343,986,528) - 100.1%                      454,661,358
                                                Liabilities in Excess of Other Assets - (0.1%)                          (256,102)
                                                                                                                  ---------------
                                                Net Assets - 100.0%                                               $   454,405,256
                                                                                                                  ===============


Merrill Lynch Master Small Cap Growth Portfolio


Schedule of Investments as of February 28, 2006
                                              Shares
Industry                                        Held    Common Stocks                                                    Value
Air Freight & Logistics - 0.8%                33,200    UTI Worldwide, Inc.                                       $     3,473,716

Auto Components - 1.1%                       222,600    LKQ Corp. (a)                                                   4,901,652

Biotechnology - 2.6%                         155,600    PDL BioPharma, Inc. (a)(d)                                      4,871,836
                                              53,800    United Therapeutics Corp. (a)                                   3,316,232
                                             192,300    ViroPharma, Inc. (a)                                            3,721,005
                                                                                                                  ---------------
                                                                                                                       11,909,073

Capital Markets - 2.6%                       156,900    Cohen & Steers, Inc.                                            3,525,543
                                             108,876    GFI Group, Inc. (a)                                             6,539,093
                                              40,800    Investment Technology Group, Inc. (a)                           1,855,584
                                                                                                                  ---------------
                                                                                                                       11,920,220

Commercial Banks - 3.0%                       93,900    East-West Bancorp, Inc.                                         3,539,091
                                              82,100    SVB Financial Group (a)(d)                                      4,186,279
                                              78,480    Vineyard National Bancorp                                       2,354,400
                                             176,500    Wilshire Bancorp, Inc.                                          3,397,625
                                                                                                                  ---------------
                                                                                                                       13,477,395

Commercial Services & Supplies - 6.4%        142,300    American Reprographics Co. (a)                                  4,084,010
                                              81,200    CoStar Group, Inc. (a)                                          4,190,732
                                              41,000    Corporate Executive Board Co.                                   4,100,000
                                             107,700    Mobile Mini, Inc. (a)                                           5,867,496
                                             126,800    Resources Connection, Inc. (a)                                  3,489,536
                                              75,000    Ritchie Bros. Auctioneers, Inc.                                 3,579,750
                                              62,300    Stericycle, Inc. (a)                                            3,766,035
                                                                                                                  ---------------
                                                                                                                       29,077,559

Communications Equipment - 3.7%               63,700    F5 Networks, Inc. (a)                                           4,320,134
                                             323,600    Foundry Networks, Inc. (a)                                      4,543,344
                                             100,100    Plantronics, Inc.                                               3,459,456
                                             234,397    Redback Networks, Inc. (a)                                      4,441,823
                                                                                                                  ---------------
                                                                                                                       16,764,757

Computers & Peripherals - 1.6%                96,100    Intermec, Inc. (a)                                              2,948,348
                                             112,100    Rackable Systems, Inc. (a)                                      4,420,103
                                                                                                                  ---------------
                                                                                                                        7,368,451

Construction Materials - 1.5%                126,300    Eagle Materials, Inc. (d)                                       6,836,619

Diversified Consumer                          86,700    Laureate Education, Inc. (a)                                    4,489,326
Services - 1.0%

Diversified Telecommunication                112,900    NeuStar, Inc. Class A (a)                                       3,251,520
Services - 0.7%

Electronic Equipment & Instruments - 1.9%     70,900    Multi-Fineline Electronix, Inc. (a)                             4,037,046
                                             134,300    Novatel, Inc. (a)                                               4,443,987
                                                                                                                  ---------------
                                                                                                                        8,481,033

Energy Equipment & Services - 5.7%            36,600    Atwood Oceanics, Inc. (a)                                       3,300,588
                                              84,810    Basic Energy Services, Inc. (a)                                 1,956,567
                                             110,000    Cal Dive International, Inc. (a)(d)                             3,873,100
                                              74,700    Dril-Quip, Inc. (a)                                             3,794,760
                                             101,700    Hornbeck Offshore Services, Inc. (a)                            3,270,672
                                              56,400    NS Group, Inc. (a)                                              2,300,556
                                             242,900    Pioneer Drilling Co. (a)                                        3,495,331
                                             122,500    Todco Class A                                                   4,106,200
                                                                                                                  ---------------
                                                                                                                       26,097,774

Food & Staples Retailing - 0.6%               78,500    United Natural Foods, Inc. (a)                                  2,610,910

Health Care Equipment & Supplies - 7.3%      136,500    Arthrocare Corp. (a)                                            6,165,705
                                             169,900    ev3, Inc. (a)                                                   2,830,534
                                              57,500    Hologic, Inc. (a)                                               2,750,225
                                             106,100    Kyphon, Inc. (a)(d)                                             3,788,831
                                             105,800    Neurometrix, Inc. (a)                                           3,800,336
                                             111,800    NuVasive, Inc. (a)                                              2,067,182
                                             120,500    Respironics, Inc. (a)                                           4,381,380
                                              93,400    SonoSite, Inc. (a)                                              3,769,624
                                              94,900    Ventana Medical Systems Inc. (a)                                3,442,023
                                                                                                                  ---------------
                                                                                                                       32,995,840

Health Care Providers & Services - 5.2%      140,800    America Retirement Corp. (a)                                    3,790,336
                                              15,700    NightHawk Radiology Holdings, Inc. (a)                            371,619
                                             172,586    Psychiatric Solutions, Inc. (a)                                 5,700,515
                                             118,500    Radiation Therapy Services, Inc. (a)                            3,364,215
                                             112,700    Sierra Health Services, Inc. (a)                                4,698,463
                                              98,922    VCA Antech, Inc. (a)                                            2,764,870
                                              80,400    WellCare Health Plans, Inc. (a)                                 3,131,580
                                                                                                                  ---------------
                                                                                                                       23,821,598

Hotels, Restaurants & Leisure - 8.4%         111,200    BJ's Restaurants, Inc. (a)                                      2,823,368
                                               5,700    Chipotle Mexican Grill, Inc. Class A (a)                          259,920
                                             103,400    Gaylord Entertainment Co. (a)                                   4,616,810
                                             131,700    Life Time Fitness, Inc. (a)                                     5,526,132
                                             125,900    Orient Express Hotels Ltd. 'A'                                  4,391,392
                                              30,800    Panera Bread Co. Class A (a)                                    2,182,488
                                             166,000    Pinnacle Entertainment, Inc. (a)                                4,656,300
                                             237,500    Scientific Games Corp. Class A (a)                              7,262,750
                                              51,600    Station Casinos, Inc.                                           3,532,020
                                             177,200    Texas Roadhouse, Inc. Class A (a)                               2,721,792
                                                                                                                  ---------------
                                                                                                                       37,972,972

IT Services - 4.8%                           174,000    Euronet Worldwide, Inc. (a)                                     6,100,440
                                              92,200    Global Payments, Inc.                                           4,799,932
                                             118,600    Heartland Payment Systems, Inc. (a)                             2,615,130
                                             108,500    SRA International, Inc. Class A (a)                             3,745,420
                                             175,200    VeriFone Holdings, Inc. (a)                                     4,625,280
                                                                                                                  ---------------
                                                                                                                       21,886,202

Industrial Conglomerates - 1.2%               82,700    Walter Industries, Inc.                                         5,444,141

Insurance - 2.0%                              79,900    National Financial Partners Corp.                               4,702,115
                                              90,100    ProAssurance Corp. (a)                                          4,621,229
                                                                                                                  ---------------
                                                                                                                        9,323,344

Internet & Catalog Retail - 2.7%             233,050    Coldwater Creek, Inc. (a)                                       5,236,634
                                             118,100    NetFlix, Inc. (a)(d)                                            3,166,261
                                             101,000    VistaPrint Ltd. (a)                                             3,652,160
                                                                                                                  ---------------
                                                                                                                       12,055,055

Internet Software & Services - 5.1%           90,500    aQuantive, Inc. (a)                                             2,406,395
                                             165,200    Digitas, Inc. (a)                                               2,334,276
                                              93,800    Equinix, Inc. (a)                                               4,918,872
                                             101,200    j2 Global Communications, Inc. (a)(d)                           4,412,320
                                             207,200    WebEx Communications, Inc. (a)                                  5,776,736
                                              51,400    Websense, Inc. (a)(d)                                           3,177,034
                                                                                                                  ---------------
                                                                                                                       23,025,633

Machinery - 5.3%                             105,800    Actuant Corp. Class A                                           5,829,580
                                              51,200    Bucyrus International, Inc.                                     3,224,576
                                              92,600    Gardner Denver, Inc. (a)                                        5,681,936
                                              55,300    Manitowoc Co.                                                   4,261,971
                                              93,000    Oshkosh Truck Corp.                                             5,275,890
                                                                                                                  ---------------
                                                                                                                       24,273,953

Metals & Mining - 1.0%                       116,800    Oregon Steel Mills, Inc. (a)                                    4,424,384

Oil, Gas & Consumable Fuels - 1.3%           249,300    Range Resources Corp.                                           5,965,749

Pharmaceuticals - 0.9%                        73,400    New River Pharmaceuticals, Inc. (a)                             2,244,572
                                             128,200    Salix Pharmaceuticals Ltd. (a)                                  2,020,432
                                                                                                                  ---------------
                                                                                                                        4,265,004

Semiconductors & Semiconductor               182,400    ATMI, Inc. (a)(d)                                               5,477,472
Equipment - 7.0%                              90,700    Diodes, Inc. (a)                                                3,426,646
                                             188,700    Microsemi Corp. (a)(d)                                          5,802,525
                                              96,000    Silicon Laboratories, Inc. (a)                                  4,606,080
                                             156,400    Sirf Technology Holdings, Inc. (a)                              5,854,052
                                             237,000    Trident Microsystems, Inc. (a)                                  6,621,780
                                                                                                                  ---------------
                                                                                                                       31,788,555

Software - 4.0%                              151,200    Blackboard, Inc. (a)                                            4,356,072
                                             189,100    Concur Technologies, Inc. (a)                                   2,866,756
                                              94,400    Salesforce.com, Inc. (a)                                        3,289,840
                                              91,800    Talx Corp.                                                      2,933,928
                                             200,900    Ultimate Software Group, Inc. (a)                               4,701,060
                                                                                                                  ---------------
                                                                                                                       18,147,656

Specialty Retail - 4.4%                      139,500    AnnTaylor Stores Corp. (a)                                      5,063,850
                                              82,200    The Children's Place Retail Stores, Inc. (a)                    3,836,274
                                             136,050    Hibbett Sporting Goods, Inc. (a)                                4,364,484
                                             109,900    Men's Wearhouse, Inc. (a)                                       3,442,068
                                              57,200    The Pantry, Inc. (a)                                            3,384,524
                                               1,504    Zumiez, Inc. (a)                                                   79,907
                                                                                                                  ---------------
                                                                                                                       20,171,107

Textiles, Apparel & Luxury Goods - 0.0%        3,600    CROCS, Inc. (a)                                                    98,964

Trading Companies & Distributors - 2.4%      147,620    Beacon Roofing Supply, Inc. (a)                                 5,795,561
                                              14,000    H&E Equipment Services, Inc. (a)                                  351,260
                                              71,400    Watsco, Inc.                                                    4,970,868
                                                                                                                  ---------------
                                                                                                                       11,117,689

Wireless Telecommunication                   300,782    SBA Communications Corp. Class A (a)(d)                         6,764,587
Services - 1.5%

                                                        Total Common Stocks (Cost - $333,527,608) - 97.7%             444,202,438


                                          Beneficial
                                            Interest    Short-Term Securities
                                      $   16,808,231    Merrill Lynch Liquidity Series, LLC
                                                        Cash Sweep Series I, 4.42% (b)                                 16,808,231
                                          39,750,250    Merrill Lynch Liquidity Series, LLC Money Market
                                                        Series, 4.53% (b)(c)                                           39,750,250

                                                        Total Short-Term Securities
                                                        (Cost - $56,558,481) - 12.4%                                   56,558,481

                                                        Total Investments (Cost - $390,086,089*) - 110.1%             500,760,919
                                                        Liabilities in Excess of Other Assets - (10.1%)              (46,099,561)
                                                                                                                  ---------------
                                                        Net Assets - 100.0%                                       $   454,661,358
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments as of February 28, 2006 as computed for federal income tax purposes, were as follows:

    Aggregate cost                           $   390,582,051
                                             ===============
    Gross unrealized appreciation            $   113,554,435
    Gross unrealized depreciation                (3,375,567)
                                             ---------------
    Net unrealized appreciation              $   110,178,868
                                             ===============


(a) Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net              Interest
    Affiliate                                   Activity            Income

    Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I, 4.42%            $      44,914        $ 295,598
    Merrill Lynch Liquidity Series, LLC
       Money Market Series, 4.53%            $  21,261,925        $  40,990


(c) Security was purchased with the cash proceeds from securities loans.

(d) Security, or a portion of security, is on loan.

  o The Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Small Cap Growth Fund of Mercury Funds, Inc. and Merrill Lynch Master Small Cap Growth Portfolio of Mercury Master Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Small Cap Growth Fund of Mercury Funds, Inc. and
       Merrill Lynch Master Small Cap Growth Portfolio of Mercury Master Trust


Date:  April 20, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Small Cap Growth Fund of Mercury Funds, Inc. and
       Merrill Lynch Master Small Cap Growth Portfolio of Mercury Master Trust


Date:  April 20, 2006

By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Small Cap Growth Fund of Mercury Funds, Inc. and
       Merrill Lynch Master Small Cap Growth Portfolio of Mercury Master Trust


Date:  April 20, 2006